Earnings Per Share (Details) - Schedule of Computation of Basic and Diluted Earnings Per Share Attributable to Shareholders - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Computation of Basic and Diluted Earnings Per Share Attributable to Shareholders [Abstract]
Profit for the year		$ 864,037	$ 761,340	$ 362,860
Less: Income (loss) attributable to non-controlling interests		11,703	(288)
Profits for the year attributable to shareholders		$ 852,334	$ 761,628	$ 362,860
Basic weighted-average shares outstanding (in Shares)		37,877,099	30,674,250	28,792,943
Basic earnings per share attributable to shareholders (in Dollars per share)	[1]	$ 0.02	$ 0.02	$ 0.01
Diluted weighted-average shares outstanding (in Shares)		37,877,099	32,690,039	28,792,943
Diluted earnings per share attributable to shareholders (in Dollars per share)	[1]	$ 0.02	$ 0.02	$ 0.01

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization.